Note Premises and equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 902,689	$ 868,736
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	514,892	503,829
Property Plant And Equipment Net Excluding Construction In Progress	387,797	364,907
Premises and equipment, net	543,981	502,611
Land
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	120,519	116,701
Building
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 516,758	495,631
Building | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	50 years
Building | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 309,294	302,656
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 76,637	70,449
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Construction in progress
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 35,665	$ 21,003